United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (100.66%)
COMMERCIAL PAPER (29.78%)
FOOD AND KINDRED PRODUCTS (3.56%)
Coca-Cola Enterprises, Inc., 144A due 05/01/2007	5.287%	$650,000	$650,000
INSURANCE CARRIERS (4.29%)
Prudential Funding, LLC, due 05/15/07	5.251	285,000	285,000
Prudential Funding, LLC, due 06/05/07	5.257	200,000	200,000
Prudential Funding, LLC, due 07/02/07	5.238	300,000	300,000

			785,000
NONDEPOSITORY INSTITUTIONS (18.51%)
American Express Credit Corp., due 05/03/07	5.248	250,000	250,000
American Express Credit Corp., due 05/10/07	5.239	275,000	275,000
American Express Credit Corp., due 05/16/07	5.268	400,000	400,000
American General Finance Corp., due 06/04/07	5.260	300,000	300,000
American General Finance Corp., due 06/08/07	5.253	275,000	275,000
American General Finance Corp., due 07/27/07	5.267	300,000	300,000
General Electric Capital Corp., due 05/17/07	5.259	290,000	290,000
General Electric Capital Corp., due 05/22/07	5.271	275,000	275,000
General Electric Capital Corp., due 06/14/07	5.257	210,000	210,000
HSBC Finance Corp., due 05/25/07	5.245	400,000	400,000
HSBC Finance Corp., due 06/12/07	5.246	210,000	210,000
HSBC Finance Corp., due 06/13/07	5.247	200,000	200,000

			3,385,000
PETROLEUM AND COAL PRODUCTS (3.42%)
Chevron Corp., due 05/21/07	5.210	300,000	300,000
Chevron Corp., due 06/01/07	5.228	325,000	325,000

			625,000

Total Commercial Paper (Cost $5,445,000)			5,445,000
UNITED STATES GOVERNMENT AGENCIES (70.88%)
Federal Farm Credit Bank, due 05/31/07	5.233	1,300,000	1,294,432
Federal Farm Credit Bank, due 06/07/07	5.167	210,000	208,906
Federal Farm Credit Bank, due 06/27/07	5.258	250,000	247,964
Federal Farm Credit Bank, due 06/29/07	5.257	200,000	198,315
Federal Home Loan Bank, due 05/02/07	5.148	2,200,000	2,199,690
Federal Home Loan Bank, due 05/09/07	5.222	500,000	499,428
Federal Home Loan Bank, due 05/18/07	5.228	250,000	249,393
Federal Home Loan Bank, due 05/23/07	5.193	300,000	299,064
Federal Home Loan Bank, due 05/30/07	5.265	240,000	239,000
Federal Home Loan Bank, due 06/15/07	5.223	300,000	298,080
Federal Home Loan Bank, due 06/22/07	5.207	250,000	248,159
Federal Home Loan Mortgage Corp., due 05/07/07	5.240	350,000	349,699
Federal Home Loan Mortgage Corp., due 05/11/07	5.271	600,000	599,135
Federal Home Loan Mortgage Corp., due 05/14/07	5.268	400,000	399,251
Federal Home Loan Mortgage Corp., due 05/29/07	5.231	300,000	298,801
Federal Home Loan Mortgage Corp., due 06/11/07	5.251	275,000	273,387
Federal Home Loan Mortgage Corp., due 06/26/07	5.195	275,000	272,826
Federal Home Loan Mortgage Corp., due 07/09/07	5.261	300,000	297,046
Federal Home Loan Mortgage Corp., due 07/23/07	5.215	250,000	247,070
Federal Home Loan Mortgage Corp., due 07/30/07	5.249	300,000	296,167
Federal National Mortgage Assoc., due 05/01/07	5.247	190,000	190,000
Federal National Mortgage Assoc., due 05/04/07	5.212	1,000,000	999,572
Federal National Mortgage Assoc., due 05/08/07	5.228	325,000	324,674
Federal National Mortgage Assoc., due 05/24/07	5.271	275,000	274,090
Federal National Mortgage Assoc., due 06/06/07	5.227	275,000	273,590
Federal National Mortgage Assoc., due 06/18/07	5.209	300,000	297,959
Federal National Mortgage Assoc., due 06/20/07	5.249	300,000	297,858
Federal National Mortgage Assoc., due 06/29/07	5.230	1,000,000	991,617
Federal National Mortgage Assoc., due 07/18/07	5.250	300,000	296,671

Total United States Government Agencies (Cost $12,961,844)			12,961,844

Total Short-Term Investments (Cost $18,406,844)			18,406,844
OTHER ASSETS LESS LIABILITIES (-0.66%)
Cash, receivables, prepaid expense and other assets, less liabilities			(120,408)

Total Net Assets (100.00%)			$18,286,436

Restricted Securities:

Coca-Cola Enterprises, Inc., was purchased at 99.401 on 03/21/07. As of 04/30/07, the carrying value of each unit was 100.000, representing $650,000 or 3.56% of total net assets.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 6/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker Chief Executive Officer

Date: 6/19/07

By:	/s/ James P. Brannen
James P. Brannen Chief Financial Officer

Date: 6/19/07